UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 44.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.7%
AVIO S.p.A.
Term Loan, Maturing December 13, 2014(2)		650	$634,400
Term Loan, Maturing December 13, 2015(2)		700	683,200
Term Loan, 4.13%, Maturing December 14, 2017	EUR	575	725,843
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing August 3, 2017		469	468,867
DAE Aviation Holdings, Inc.
Term Loan, 5.47%, Maturing July 31, 2014		1,369	1,355,553
Term Loan, 5.47%, Maturing July 31, 2014		1,438	1,423,656
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		569	566,404
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		971	840,257
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		2,191	2,148,256
Term Loan, 6.25%, Maturing December 3, 2014		274	274,309
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,532	1,506,890
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		821	818,823
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		367	367,410
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		880	871,628

			$12,685,496

Air Transport — 0.1%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		918	$796,219
Orbitz Worldwide Inc.
Term Loan, 3.25%, Maturing July 25, 2014		1,654	1,560,573

			$2,356,792

Automotive — 2.5%
Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014		6,482	$6,417,092
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		995	962,029
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		7,927	7,996,317
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		1,994	1,993,526
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014		4,010	3,825,170
Term Loan, 2.18%, Maturing December 28, 2015		3,563	3,398,679
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		6,775	6,631,031

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017	1,663	$1,671,391
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	3,090	3,066,478
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018	2,759	2,746,434
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	2,147	2,148,498
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017	1,089	1,088,750
Veyance Technologies, Inc.
Term Loan, 2.50%, Maturing July 31, 2014	292	284,119
Term Loan, 2.50%, Maturing July 31, 2014	2,040	1,983,629
Term Loan, 5.50%, Maturing July 31, 2014	349	345,634
Term Loan - Second Lien, 6.00%, Maturing July 31, 2015	4,100	3,824,960

		$48,383,737

Beverage and Tobacco — 0.0%(3)
Maine Beverage Company
Term Loan, 2.22%, Maturing March 31, 2013	108	$105,786

		$105,786

Brokers, Dealers and Investment Houses — 0.0%(3)
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018	572	$573,954

		$573,954

Building and Development — 0.4%
Forestar Real Estate Group Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(4)	311	$292,711
Term Loan, 6.50%, Maturing August 6, 2015	2,854	2,754,443
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	1,746	1,728,799
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	721	694,324
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	2,096	2,090,345
Realogy Corporation
Term Loan, 3.25%, Maturing October 10, 2013	97	92,332
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	499	500,412

		$8,153,366

Business Equipment and Services — 4.2%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	1,493	$1,492,500
Acosta, Inc.
Term Loan, 5.75%, Maturing March 1, 2018	3,161	3,144,828
Term Loan, Maturing March 1, 2018(2)	725	727,719
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	3,115	3,087,929
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 16, 2015	5,505	5,027,129
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	543	542,446
Altegrity, Inc.
Term Loan, 2.99%, Maturing February 21, 2015	2,556	2,422,026

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		675	$671,843
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		910	855,961
Term Loan, 3.73%, Maturing February 7, 2014		983	930,023
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		1,569	1,572,703
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		1,030	1,031,207
Catalina Marketing Corporation
Term Loan, 3.00%, Maturing October 1, 2014		1,968	1,897,924
ClientLogic Corporation
Term Loan, 7.22%, Maturing January 30, 2017		1,171	1,133,035
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		2,119	2,066,929
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018		2,475	2,462,625
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018		1,995	1,987,519
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		648	652,157
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		3,808	3,761,844
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		3,069	3,078,207
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017		1,449	1,446,995
Term Loan, 6.25%, Maturing December 28, 2017		871	873,335
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		788	785,531
Mitchell International, Inc.
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015		2,500	2,443,750
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018		898	897,189
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		4,529	4,483,957
Sabre, Inc.
Term Loan, 2.25%, Maturing September 30, 2014		7,445	7,132,147
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		716	713,551
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 26, 2016		9,552	9,482,620
Term Loan, 3.99%, Maturing February 28, 2017		314	311,302
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		891	887,102
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		1,982	1,987,418
Travelport LLC
Term Loan, 4.96%, Maturing August 21, 2015		446	409,784
Term Loan, 4.97%, Maturing August 21, 2015		1,563	1,435,862
Term Loan, 4.97%, Maturing August 21, 2015		2,099	1,928,279
Term Loan, 5.18%, Maturing August 21, 2015	EUR	739	835,525
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		130	130,237
Term Loan, 6.00%, Maturing July 28, 2017		665	665,410

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
West Corporation
Term Loan, 2.65%, Maturing October 24, 2013		552	$551,082
Term Loan, 4.50%, Maturing July 15, 2016		1,334	1,328,374
Term Loan, 4.59%, Maturing July 15, 2016		3,796	3,779,304

			$81,055,308

Cable and Satellite Television — 2.1%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019		1,350	$1,354,489
Term Loan - Second Lien, 9.75%, Maturing October 4, 2019		775	768,864
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		399	398,003
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		5,511	5,407,853
Charter Communications Operating, LLC
Term Loan, 4.00%, Maturing May 15, 2019		998	992,762
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		499	497,420
CSC Holdings, Inc.
Term Loan, 2.00%, Maturing March 29, 2016		2,610	2,584,212
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		1,100	1,090,604
Lavena Holdings 4 GmbH
Term Loan, 3.68%, Maturing March 6, 2015	EUR	2,045	2,207,092
Term Loan, 4.06%, Maturing March 4, 2016	EUR	2,045	2,207,092
Term Loan, 8.43%, Maturing March 6, 2017(5)	EUR	531	435,750
Term Loan - Second Lien, 5.18%, Maturing September 2, 2016	EUR	452	431,470
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		2,317	2,235,595
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,813	1,806,201
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		4,573	4,395,430
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,005	998,222
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.18%, Maturing July 1, 2016	EUR	1,235	1,484,576
UPC Broadband Holding B.V.
Term Loan, 4.14%, Maturing December 31, 2016	EUR	4,531	5,637,729
Term Loan, 4.39%, Maturing December 29, 2017	EUR	1,962	2,448,768
UPC Financing Partnership
Term Loan, 3.74%, Maturing December 30, 2016		239	236,447
Term Loan, 3.74%, Maturing December 29, 2017		1,815	1,783,440
Term Loan, 4.75%, Maturing December 29, 2017		400	398,500

			$39,800,519

Chemicals and Plastics — 2.0%
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,233	$2,239,080
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		1,188	1,196,703
Celanese U.S. Holdings LLC
Term Loan, 3.22%, Maturing October 31, 2016		2,086	2,092,816
Term Loan, 3.44%, Maturing October 31, 2016	EUR	1,342	1,700,203
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		750	747,187

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		608	$605,626
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		546	546,330
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		1,995	2,004,902
Huntsman International, LLC
Term Loan, 2.85%, Maturing April 19, 2017		2,144	2,103,976
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		4,638	4,547,927
MacDermid, Inc.
Term Loan, 2.57%, Maturing April 11, 2014	EUR	729	915,894
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015		673	640,488
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		1,258	1,206,885
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015		852	831,953
Term Loan, 4.25%, Maturing May 5, 2015		384	374,987
Term Loan, 4.25%, Maturing May 5, 2015		2,257	2,155,336
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		1,340	1,346,574
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		101	101,376
Rockwood Specialties Group, Inc.
Term Loan, 3.50%, Maturing February 9, 2018		2,228	2,231,155
Schoeller Arca Systems Holding B.V.
Term Loan, 5.17%, Maturing November 16, 2015(6)	EUR	289	252,393
Term Loan, 5.17%, Maturing November 16, 2015(6)	EUR	824	719,617
Term Loan, 5.17%, Maturing November 16, 2015(6)	EUR	887	774,379
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017		2,371	2,371,808
Styron S.A.R.L, LLC
Term Loan, 6.06%, Maturing August 2, 2017		1,847	1,735,292
Taminco Global Chemical Corporation
Term Loan, 5.25%, Maturing February 15, 2019		394	394,908
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		182	179,240
Term Loan, 4.25%, Maturing February 8, 2018		668	658,466
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,978	3,906,171

			$38,581,672

Clothing/Textiles — 0.0%(3)
Phillips-Van Heusen Corporation
Term Loan, 3.50%, Maturing May 6, 2016		678	$677,962

			$677,962

Conglomerates — 0.7%
Jarden Corporation
Term Loan, 3.25%, Maturing March 30, 2018		844	$844,192
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		246	245,408
Term Loan, 7.75%, Maturing September 22, 2014		223	222,640
Term Loan, 8.25%, Maturing September 22, 2014		99	98,468

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018	4,414	$4,442,443
RGIS Services, LLC
Term Loan, 4.71%, Maturing October 18, 2016	1,989	1,929,628
Term Loan, 5.50%, Maturing October 18, 2017	1,471	1,458,439
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	448	446,817
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016	768	771,034
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	2,956	2,900,632

		$13,359,701

Containers and Glass Products — 1.0%
Berry Plastics Corporation
Term Loan, 2.25%, Maturing April 3, 2015	5,443	$5,259,742
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018	278	276,336
Term Loan, 4.50%, Maturing February 23, 2018	2,757	2,741,945
Consolidated Container Company LLC
Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	2,000	1,992,500
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017	709	703,670
Term Loan, 0.00%, Maturing June 6, 2018(4)	500	497,500
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018	3,028	3,051,700
Term Loan, 6.50%, Maturing August 9, 2018	3,019	3,042,502
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018	688	693,252
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	675	675,562

		$18,934,709

Cosmetics/Toiletries — 0.3%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	3,175	$3,161,109
Huish Detergents, Inc.
Term Loan, 2.25%, Maturing April 25, 2014	1,211	1,156,744
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.24%, Maturing November 28, 2014	1,900	1,290,100
Prestige Brands, Inc.
Term Loan, 5.25%, Maturing January 31, 2019	469	472,325

		$6,080,278

Drugs — 0.4%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	746	$725,691
Term Loan, 5.50%, Maturing February 10, 2017	998	970,069
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	1,329	1,333,198
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	541	541,744
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016	748	746,286
Term Loan, 4.25%, Maturing March 15, 2018	751	748,221
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	1,501	1,496,443

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		1,032	$1,028,805

			$7,590,457

Ecological Services and Equipment — 0.0%(3)
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing September 12, 2014(6)		136	$139,832
Viking Consortium Borrower Limited
Term Loan - Second Lien, 7.31%, Maturing March 31, 2016(5)	GBP	523	274,495

			$414,327

Electronics/Electrical — 3.2%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		1,528	$1,478,579
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		1,806	1,791,594
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		3,300	3,265,350
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		601	600,187
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018		3,274	3,266,280
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		1,757	1,749,349
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		1,643	1,626,782
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		2,772	2,737,350
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016		1,032	1,022,745
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016		4,321	4,096,365
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018		972	850,934
Lawson Software Inc.
Term Loan, 6.25%, Maturing April 5, 2018		5,225	5,257,970
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018		1,500	1,472,250
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018		1,658	1,639,683
NDS Treasury (Americas), LLC
Term Loan, 3.75%, Maturing March 12, 2018		1,985	1,982,444
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018		1,017	1,018,584
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017		2,543	2,512,617
Term Loan, 5.50%, Maturing March 3, 2017		1,092	1,093,115
Term Loan, 5.25%, Maturing March 19, 2019		1,671	1,666,635
Open Solutions, Inc.
Term Loan, 2.60%, Maturing January 23, 2014		2,322	2,199,186
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019		848	843,614
SafeNet Inc.
Term Loan, 2.75%, Maturing April 12, 2014		888	872,058
Semtech Corp
Term Loan, 4.25%, Maturing March 20, 2017		425	425,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	3,737	$3,717,398
Serena Software, Inc.
Term Loan, 4.24%, Maturing March 10, 2016	3,206	3,141,979
Term Loan, 5.00%, Maturing March 10, 2016	350	349,125
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	1,050	1,036,875
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	273	275,667
Term Loan, 6.50%, Maturing May 26, 2017	978	987,299
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	1,446	1,457,676
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	148	147,241
Term Loan, 5.00%, Maturing June 7, 2019	1,427	1,423,330
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	522	521,282
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	2,046	2,040,009
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	3,179	3,175,429

		$61,741,981

Equipment Leasing — 0.3%
BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	893	$891,017
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	1,300	1,308,125
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,475	3,496,719

		$5,695,861

Financial Intermediaries — 1.9%
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019	1,050	$1,050,000
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019	3,475	3,431,562
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	1,341	1,327,219
CB Richard Ellis Services, Inc.
Term Loan, 3.50%, Maturing March 5, 2018	649	643,883
Term Loan, 3.74%, Maturing September 4, 2019	613	607,345
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	2,774	2,746,736
First Data Corporation
Term Loan, 3.00%, Maturing September 24, 2014	1,000	961,563
Term Loan, 3.00%, Maturing September 24, 2014	2,346	2,256,840
Term Loan, 3.00%, Maturing September 24, 2014	2,654	2,552,145
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	612	601,960
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	765	765,312
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	987	992,540
LPL Holdings, Inc.
Term Loan, 2.75%, Maturing March 29, 2017	815	788,719
Term Loan, 4.00%, Maturing March 29, 2019	3,117	3,095,757

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017		718	$721,339
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018		826	827,979
Nuveen Investments, Inc.
Term Loan, 5.96%, Maturing May 12, 2017		3,653	3,598,917
Term Loan, 5.96%, Maturing May 13, 2017		1,842	1,813,273
Term Loan, 7.25%, Maturing May 13, 2017		550	550,000
Oz Management LP
Term Loan, Maturing November 15, 2016(2)		1,375	1,196,250
RJO Holdings Corp.
Term Loan, 6.25%, Maturing December 10, 2015(6)		32	26,494
Term Loan, 7.00%, Maturing December 10, 2015(6)		1,024	793,516
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		3,731	3,704,819
Term Loan, 4.00%, Maturing November 9, 2018		2,000	1,987,500
Vantiv, LLC
Term Loan, 3.75%, Maturing February 27, 2019		499	498,127

			$37,539,795

Food Products — 1.8%
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018		1,150	$1,149,281
Dean Foods Company
Term Loan, 1.63%, Maturing April 2, 2014		5,638	5,546,014
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		5,848	5,768,016
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018		1,057	1,057,486
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 5, 2018		1,275	1,275,000
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017		672	673,304
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		1,064	1,034,983
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		1,437	1,434,448
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		6,321	6,307,132
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		2,344	2,354,581
Pinnacle Foods Finance LLC
Term Loan, 2.77%, Maturing April 2, 2014		7,019	6,990,790
Term Loan, 4.75%, Maturing October 17, 2018		299	297,941
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		1,891	1,892,345

			$35,781,321

Food Service — 1.9%
Aramark Corporation
Term Loan, 3.50%, Maturing July 26, 2016		137	$135,815
Term Loan, 3.50%, Maturing July 26, 2016		246	244,209
Term Loan, 3.50%, Maturing July 26, 2016		3,742	3,713,356
Term Loan, 3.65%, Maturing July 26, 2016		1,696	1,681,141
Term Loan, 4.27%, Maturing July 26, 2016	GBP	950	1,464,286

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(7)		1,572	$696,844
Term Loan, 0.00%, Maturing April 22, 2015(7)		169	74,789
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		5,297	5,281,243
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		2,171	2,163,590
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		2,268	2,239,962
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		1,372	1,376,706
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		698	699,996
OSI Restaurant Partners, LLC
Term Loan, 2.49%, Maturing June 14, 2013		547	539,155
Term Loan, 2.56%, Maturing June 14, 2014		6,019	5,927,276
P.F. Chang’s China Bistro Inc.
Term Loan, Maturing June 25, 2019(2)		450	452,110
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		498	493,765
Selecta
Term Loan - Second Lien, 4.48%, Maturing December 28, 2015	EUR	741	626,927
U.S. Foodservice, Inc.
Term Loan, 3.00%, Maturing July 3, 2014		673	652,710
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		2,294	2,222,277
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing March 15, 2019		3,375	3,305,812
Wendy’s International, Inc.
Term Loan, 0.50%, Maturing May 15, 2019(4)		910	905,108
Term Loan, 4.75%, Maturing May 15, 2019		1,140	1,134,215

			$36,031,292

Food/Drug Retailers — 1.5%
Alliance Boots Holdings Limited
Term Loan, 3.32%, Maturing July 9, 2015	EUR	1,000	$1,219,032
Term Loan, 3.57%, Maturing July 9, 2015	GBP	4,950	7,390,261
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		3,400	3,393,625
Pantry, Inc. (The)
Term Loan, 2.00%, Maturing May 15, 2014		288	283,904
Term Loan, 2.00%, Maturing May 15, 2014		1,002	985,881
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		5,710	5,599,813
Term Loan, 4.50%, Maturing March 2, 2018		5,065	5,004,538
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		748	741,560
Term Loan, 6.00%, Maturing April 18, 2018		1,350	1,333,125
Supervalu Inc.
Term Loan, 4.50%, Maturing April 28, 2018		3,456	3,413,441

			$29,365,180

Health Care — 5.1%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		474	$469,074
Term Loan, 4.75%, Maturing June 30, 2017		597	590,035
Term Loan, 4.75%, Maturing June 30, 2017		3,279	3,240,488

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		920	$867,183
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		712	709,789
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		1,300	1,297,989
Term Loan, 8.50%, Maturing April 4, 2017		1,300	1,297,989
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015		3,810	3,764,227
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		2,443	2,344,267
Catalent Pharma Solutions
Term Loan, 4.25%, Maturing September 15, 2016		1,089	1,082,530
Term Loan, 4.38%, Maturing September 15, 2016	EUR	1,900	2,390,923
Term Loan, 5.25%, Maturing September 15, 2017		647	647,563
CDRL MS, Inc.
Term Loan, 6.75%, Maturing October 3, 2016		783	783,214
Community Health Systems, Inc.
Term Loan, 2.58%, Maturing July 25, 2014		5,730	5,657,009
Term Loan, 3.97%, Maturing January 25, 2017		3,453	3,401,591
ConMed Corporation
Term Loan, 1.75%, Maturing April 12, 2013		227	223,550
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016		970	966,782
CRC Health Corporation
Term Loan, 4.96%, Maturing November 16, 2015		1,160	1,074,093
DJO Finance LLC
Term Loan, 5.25%, Maturing November 1, 2016		1,498	1,488,388
Term Loan, 6.25%, Maturing September 15, 2017		424	421,023
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		1,980	1,885,495
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		848	848,803
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		3,624	3,594,527
Fenwal, Inc.
Term Loan, 2.72%, Maturing February 28, 2014		136	133,227
Term Loan, 2.72%, Maturing February 28, 2014		795	776,872
Fresenius US Finance I Inc.
Term Loan, 3.25%, Maturing September 10, 2014		353	352,174
Term Loan, 3.25%, Maturing September 10, 2014		617	617,224
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		3,217	3,193,255
HCA, Inc.
Term Loan, 3.71%, Maturing March 31, 2017		5,961	5,804,038
Term Loan, 3.50%, Maturing May 1, 2018		2,152	2,093,513
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		4,259	4,229,954
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		1,778	1,750,838
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		744	750,423
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		3,464	3,258,154
Term Loan, 6.75%, Maturing May 15, 2018		1,337	1,254,082
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		1,733	1,653,094

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		3,731	$3,764,831
LHP Hospital Group, INC.
Term Loan, Maturing June 25, 2018(2)		600	576,000
Lifepoint Hospitals, Inc.
Term Loan, 3.00%, Maturing April 15, 2015		2,901	2,900,884
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		905	907,035
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		886	850,182
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		3,407	3,364,732
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017		599	595,508
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		2,065	2,078,561
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018		325	325,406
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		2,334	2,310,597
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		3,218	3,131,699
Sheridan Holdings, Inc.
Term Loan, Maturing June 19, 2019(2)		1,100	1,089,000
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	735	894,103
Thomson Reuters (Healthcare) Inc.
Term Loan, 6.75%, Maturing June 6, 2019		3,000	2,992,500
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,559	1,525,466
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		983	971,060
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing February 13, 2019		875	863,844
Term Loan, 4.75%, Maturing February 13, 2019		1,022	1,006,334
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		1,228	1,227,265
VWR Funding, Inc.
Term Loan, 2.75%, Maturing June 30, 2014		1,128	1,113,530
Term Loan, 4.50%, Maturing April 28, 2017		1,128	1,117,758

			$98,519,675

Home Furnishings — 0.4%
Hunter Fan Company
Term Loan, 2.75%, Maturing April 16, 2014		467	$433,601
Term Loan - Second Lien, 7.00%, Maturing October 16, 2014		500	410,834
National Bedding Company LLC
Term Loan, 4.01%, Maturing November 28, 2013		3,224	3,227,729
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014		2,550	2,534,063
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(6)		527	474,489
Sofia III S.a.r.l.
Term Loan, 2.88%, Maturing June 24, 2016	EUR	374	416,256

			$7,496,972

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 0.6%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		1,343	$1,343,810
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		1,650	1,643,124
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		850	843,625
Husky Injection Molding Systems Ltd.
Term Loan, 6.54%, Maturing June 29, 2018		958	963,925
Kion Group GMBH
Term Loan, 3.60%, Maturing December 23, 2014(5)		259	234,043
Term Loan, 4.24%, Maturing December 23, 2014(5)	EUR	849	978,958
Term Loan, 3.74%, Maturing December 29, 2014(5)	EUR	457	527,132
Term Loan, 4.10%, Maturing December 23, 2015(5)		259	234,043
Term Loan, 4.24%, Maturing December 29, 2015(5)	EUR	457	527,132
Term Loan, 4.24%, Maturing December 29, 2015(5)	EUR	849	978,958
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		602	601,142
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		1,175	1,176,828
Unifrax Corporation
Term Loan, 6.50%, Maturing November 28, 2018		597	604,968

			$10,657,688

Insurance — 1.0%
Alliant Holdings I, Inc.
Term Loan, 3.46%, Maturing August 21, 2014		2,632	$2,634,766
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		623	621,100
Term Loan, 5.50%, Maturing December 8, 2016		952	950,812
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		7,799	7,783,133
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		1,175	1,205,109
Hub International Limited
Term Loan, 4.75%, Maturing June 13, 2017		1,141	1,145,160
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		659	653,686
USI Holdings Corporation
Term Loan, 2.75%, Maturing May 5, 2014		2,595	2,568,234
Term Loan, 7.00%, Maturing May 5, 2014		972	970,057

			$18,532,057

Leisure Goods/Activities/Movies — 2.0%
Alpha D2 Limited
Term Loan, 5.75%, Maturing April 28, 2017		2,095	$2,096,994
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 15, 2016		1,650	1,647,334
Term Loan, 4.25%, Maturing February 22, 2018		1,020	1,018,090
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		1,460	1,449,298
Bombardier Recreational Products, Inc.
Term Loan, 4.60%, Maturing June 28, 2016		2,825	2,807,123
Bright Horizons Family Solutions, Inc.
Term Loan, 4.25%, Maturing May 28, 2015		237	235,581
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		2,379	2,376,589

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cinemark USA, Inc.
Term Loan, 3.55%, Maturing April 29, 2016		3,624	$3,610,384
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		1,985	1,994,811
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		5,262	5,261,847
Regal Cinemas, Inc.
Term Loan, 3.29%, Maturing August 23, 2017		3,940	3,910,450
Revolution Studios Distribution Company, LLC
Term Loan, 4.00%, Maturing December 21, 2014		1,392	1,110,702
Term Loan - Second Lien, 7.25%, Maturing June 21, 2015(6)		2,050	873,505
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing February 17, 2016		959	954,460
Term Loan, 4.00%, Maturing August 17, 2017		1,577	1,569,269
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		4,700	4,674,385
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018		970	982,289
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		1,447	1,403,300
Term Loan, 7.50%, Maturing June 19, 2015		1,496	1,503,671

			$39,480,082

Lodging and Casinos — 0.7%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		1,696	$1,695,750
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		980	981,661
Caesars Entertainment Operating Company
Term Loan, 5.50%, Maturing January 26, 2018		3,683	3,270,325
Gala Group LTD
Term Loan, 5.63%, Maturing May 30, 2018	GBP	1,775	2,446,328
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		864	867,115
Las Vegas Sands LLC
Term Loan, 2.75%, Maturing November 23, 2016		613	597,184
Term Loan, 2.75%, Maturing November 23, 2016		2,249	2,186,865
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		533	423,522
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,213	1,214,009
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		599	597,659
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		150	149,251

			$14,429,669

Nonferrous Metals/Minerals — 0.7%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		2,525	$2,484,870
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		5,327	5,303,943
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		1,047	1,053,921
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		695	683,026

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.00%, Maturing March 10, 2017		2,069	$2,033,594
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016		1,384	1,385,765
Waupaca Foundry, Inc.
Term Loan, Maturing June 29, 2017(2)		700	698,688

			$13,643,807

Oil and Gas — 1.0%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		596	$596,244
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		493	497,786
Term Loan, 9.00%, Maturing June 23, 2017		490	496,125
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		1,175	1,183,323
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		2,725	2,672,933
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016		3,163	2,900,159
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		2,469	2,471,899
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		1,141	1,137,095
Obsidian Holdings LLC
Term Loan, 6.75%, Maturing November 2, 2015		2,099	2,082,213
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		991	996,057
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		133	133,252
Term Loan, 6.50%, Maturing April 20, 2017		218	218,157
Term Loan, 6.50%, Maturing April 20, 2017		1,643	1,646,369
Tervita Corporation
Term Loan, 6.50%, Maturing October 17, 2014		547	548,618
Term Loan, 3.25%, Maturing November 14, 2014		1,492	1,447,049

			$19,027,279

Publishing — 1.5%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017		2,050	$2,032,704
Aster Zweite Beteiligungs GmbH
Term Loan, 5.97%, Maturing December 30, 2014	EUR	429	513,930
Term Loan, 5.72%, Maturing December 31, 2014		243	226,545
Term Loan, 5.72%, Maturing December 31, 2014		655	610,508
Term Loan, 5.97%, Maturing December 31, 2014	EUR	479	574,432
Term Loan, 7.93%, Maturing June 30, 2016	EUR	1,500	1,585,038
Cengage Learning Acquisitions, Inc.
Term Loan, 2.50%, Maturing July 3, 2014		1,650	1,535,109
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014		2,909	918,286
Term Loan, 2.25%, Maturing August 28, 2014		4,131	1,303,756
Term Loan, 2.50%, Maturing August 28, 2014		960	303,006
Getty Images, Inc.
Term Loan, 4.02%, Maturing November 2, 2015		571	571,549
Term Loan, 5.26%, Maturing November 7, 2016		1,895	1,899,925
Interactive Data Corp
Term Loan, 4.50%, Maturing February 12, 2018		3,097	3,051,774

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		6,317	$6,077,086
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014		141	136,416
Merrill Communications, LLC
Term Loan, 7.75%, Maturing December 24, 2012		1,382	1,302,467
Nelson Education Ltd.
Term Loan, 2.96%, Maturing July 3, 2014		624	537,401
Nielsen Finance LLC
Term Loan, 3.49%, Maturing May 2, 2016		1,975	1,962,879
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(5)		968	738,836
SGS International, Inc.
Term Loan, 3.75%, Maturing September 30, 2013		578	576,028
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)		889	533,355
Term Loan - Second Lien, 7.25%, Maturing June 18, 2013		1,113	1,068,926
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		19	17,355
Term Loan, 8.00%, Maturing September 29, 2014		25	23,141

			$28,100,452

Radio and Television — 1.3%
Clear Channel Communications, Inc.
Term Loan, 3.90%, Maturing January 28, 2016		984	$785,414
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		4,526	4,525,962
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018		572	574,621
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		815	812,872
Gray Television, Inc.
Term Loan, 3.74%, Maturing December 31, 2014		1,730	1,715,661
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		597	598,493
Local TV Finance, LLC
Term Loan, 4.25%, Maturing May 7, 2015		1,712	1,694,902
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		650	649,740
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		2,991	2,991,201
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		916	904,303
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		759	757,430
Tyrol Acquisitions 2 SAS
Term Loan, 4.38%, Maturing January 29, 2016	EUR	750	810,216
Term Loan, 4.38%, Maturing January 29, 2016	EUR	750	810,216
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 31, 2017		6,049	5,714,662
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		1,249	1,249,806

			$24,595,499

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rail Industries — 0.0%(3)
RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		798	$798,000

			$798,000

Retailers (Except Food and Drug) — 1.5%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		522	$523,031
AMSCAN Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		2,481	2,481,837
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018		950	951,781
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,300	1,288,317
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		1,050	1,047,900
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		2,673	2,637,193
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		2,620	2,593,616
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		926	924,029
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		3,250	3,220,191
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		2,440	2,424,140
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018		1,676	1,678,404
Savers, Inc.
Term Loan, 5.25%, Maturing March 3, 2017		1,069	1,070,132
Term Loan, Maturing June 27, 2019(2)		725	725,000
ServiceMaster Company
Term Loan, 2.75%, Maturing July 24, 2014		289	285,474
Term Loan, 2.79%, Maturing July 24, 2014		2,899	2,866,746
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,295	1,256,232
Vivarte SA
Term Loan, 2.94%, Maturing March 9, 2015	EUR	31	31,595
Term Loan, 2.94%, Maturing March 9, 2015	EUR	122	122,870
Term Loan, 2.94%, Maturing March 9, 2015	EUR	781	789,176
Term Loan, 3.57%, Maturing March 8, 2016	EUR	31	31,595
Term Loan, 3.57%, Maturing March 8, 2016	EUR	122	122,870
Term Loan, 3.57%, Maturing March 8, 2016	EUR	781	789,176
Wolverine Worldwide, Inc.
Term Loan, Maturing June 26, 2019(2)		575	576,797

			$28,438,102

Steel — 0.1%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		642	$642,666
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		545	544,501
WireCo WorldGroup, Inc.
Term Loan, Maturing February 15, 2017(2)		700	693,000

			$1,880,167

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.3%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		3,308	$3,275,044
Swift Transportation Co. Inc.
Term Loan, 3.99%, Maturing December 21, 2016		1,313	1,313,583
Term Loan, 5.00%, Maturing December 21, 2017		1,933	1,941,073

			$6,529,700

Telecommunications — 2.1%
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		918	$913,472
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		1,915	1,887,478
ERC Luxembourg Holdings Limited
Term Loan, 3.26%, Maturing September 30, 2014(5)	EUR	1,811	1,483,758
Term Loan, 3.51%, Maturing September 30, 2015(5)	EUR	1,812	1,485,007
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		10,445	10,411,809
IPC Systems, Inc.
Term Loan, 3.15%, Maturing May 31, 2014	GBP	1,326	2,027,056
Macquarie UK Broadcast Limited
Term Loan, 3.12%, Maturing December 1, 2014	GBP	1,071	1,506,070
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		7,115	6,969,099
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,211	1,201,387
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		575	559,187
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		1,015	1,009,042
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		1,950	1,940,250
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019		3,950	3,915,437
TowerCo Finance LLC
Term Loan, 4.50%, Maturing February 2, 2017		642	645,887
Windstream Corporation
Term Loan, 3.24%, Maturing December 17, 2015		3,841	3,823,112

			$39,778,051

Utilities — 0.9%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		2,740	$2,744,228
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		1,015	1,008,831
Term Loan, 4.50%, Maturing April 2, 2018		2,617	2,605,426
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		546	559,522
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		993	1,024,756
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017		761	761,198
LS Power Funding Corp.
Term Loan, Maturing June 28, 2019(2)		1,225	1,212,750
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		4,703	4,680,295

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017	5,000	$2,999,291

		$17,596,297

Total Senior Floating-Rate Interests (identified cost $864,781,791)		$854,412,991

Corporate Bonds & Notes — 51.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.5%
Alliant Techsystems, Inc.
6.875%, 9/15/20	760	$813,200
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18(8)	825	864,188
7.125%, 3/15/21(8)	2,025	2,126,250
TransDigm, Inc.
7.75%, 12/15/18	5,845	6,444,112

		$10,247,750

Agriculture — 0.1%
Lorillard Tobacco Co., Sr. Notes
6.875%, 5/1/20	1,000	$1,185,128

		$1,185,128

Automotive — 1.0%
Affinia Group, Inc., Sr. Notes
10.75%, 8/15/16(8)	2,635	$2,862,269
Allison Transmission, Inc.
7.125%, 5/15/19(8)	1,040	1,089,400
American Axle & Manufacturing Holdings, Inc., Sr. Notes
9.25%, 1/15/17(8)	1,174	1,317,815
Chrysler Group, LLC, Sr. Notes
8.25%, 6/15/21	1,835	1,894,638
Kia Motors Corp., Sr. Notes
3.625%, 6/14/16(8)	1,400	1,439,320
Meritor, Inc.
8.125%, 9/15/15	1,450	1,535,188
10.625%, 3/15/18	2,055	2,193,712
Tomkins, LLC/Tomkins, Inc.
9.00%, 10/1/18	2,227	2,488,672
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes
10.625%, 9/1/17(8)	2,821	3,004,365
Visteon Corp.
6.75%, 4/15/19	675	659,813

		$18,485,192

Banks and Thrifts — 0.5%
Bank of America N.A.
5.30%, 3/15/17	1,805	$1,881,965
Bank of America NA, Sr. Notes
7.625%, 6/1/19	400	471,258
5.625%, 7/1/20	1,030	1,105,248

Security	Principal Amount* (000’s omitted)	Value
Barclays Bank PLC
6.05%, 12/4/17(8)	550	$558,545
Citigroup, Inc.
6.875%, 3/5/38	350	430,050
DBS Bank, Ltd., Sr. Sub. Notes
3.625% to 9/21/17, 9/21/22(8)(9)	680	683,282
Fifth Third Bancorp
8.25%, 3/1/38	360	490,674
HBOS PLC
6.75%, 5/21/18(8)	435	411,083
HSBC Holdings PLC
6.50%, 5/2/36	825	913,462
Regions Financial Corp., Sr. Notes
5.75%, 6/15/15	450	473,625
Royal Bank of Scotland Group PLC
5.05%, 1/8/15	340	339,713
Standard Chartered Bank, Sr. Notes
6.40%, 9/26/17(8)	1,075	1,199,657
Zions Bancorporation
6.00%, 9/15/15	1,600	1,662,951

		$10,621,513

Beverage and Tobacco — 0.1%
Constellation Brands, Inc., Sr. Notes
6.00%, 5/1/22	1,530	$1,648,575
Diageo Investment Corp., Sr. Notes
4.25%, 5/11/42	335	356,602

		$2,005,177

Broadcast Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17	1,550	$1,697,250
7.625%, 3/15/20(8)	470	452,375
LBI Media, Inc., Sr. Notes
9.25%, 4/15/19(8)	1,830	1,564,650

		$3,714,275

Brokers, Dealers and Investment Houses — 0.4%
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(8)	1,210	$1,246,300
Macquarie Bank, Ltd.
6.625%, 4/7/21(8)	550	552,742
Morgan Stanley, Sr. Notes
7.30%, 5/13/19	1,100	1,190,518
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes
5.625%, 3/15/20(8)	4,335	4,540,912

		$7,530,472

Building and Development — 1.2%
Building Materials Corp. of America, Sr. Notes
6.75%, 5/1/21(8)	3,945	$4,231,012
CB Richard Ellis Service, Inc.
6.625%, 10/15/20	3,270	3,482,550
CB Richard Ellis Service, Inc., Sr. Sub. Notes
11.625%, 6/15/17	9,415	10,733,100

Security	Principal Amount* (000’s omitted)	Value
Interface, Inc., Sr. Notes
7.625%, 12/1/18	860	$920,200
Lowe’s Cos., Inc., Sr. Notes
1.625%, 4/15/17	1,000	1,009,003
Nortek, Inc., Sr. Notes
10.00%, 12/1/18	1,905	2,009,775
8.50%, 4/15/21	820	805,650

		$23,191,290

Business Equipment and Services — 2.8%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
9.625%, 3/15/18	3,230	$3,553,000
8.25%, 1/15/19(8)	550	592,625
9.75%, 3/15/20	4,410	4,922,662
Carlson Wagonlit BV
6.875%, 6/15/19(8)	2,400	2,472,000
Catalina Marketing Corp.
10.50%, 10/1/15(8)	3,255	3,173,625
11.625%, 10/1/17(8)	4,150	3,714,250
Education Management, LLC, Sr. Notes
8.75%, 6/1/14	6,365	5,696,675
MDC Holdings, Inc.
5.625%, 2/1/20	555	554,635
MDC Partners, Inc.
11.00%, 11/1/16	1,145	1,225,150
RSC Equipment Rental, Inc.
10.25%, 11/15/19	1,525	1,723,250
8.25%, 2/1/21	440	470,800
Sitel, LLC/Sitel Finance Corp., Sr. Notes
11.50%, 4/1/18	915	656,513
SSI Investments II, Sr. Notes
11.125%, 6/1/18	4,605	5,192,137
TransUnion Holding Co., Inc., Sr. Notes
9.625%, 6/15/18(5)(8)	3,925	4,258,625
TransUnion LLC/TransUnion Financing Corp.
11.375%, 6/15/18(8)	3,880	4,583,250
United Rentals North America, Inc.
10.875%, 6/15/16	3,460	3,905,475
UR Financing Escrow Corp.
7.625%, 4/15/22(8)	2,960	3,108,000
UR Financing Escrow Corp., Sr. Notes
7.375%, 5/15/20(8)	4,375	4,582,813

		$54,385,485

Cable and Satellite Television — 1.2%
Cablevision Systems Corp., Sr. Notes
8.625%, 9/15/17	2,135	$2,391,200
7.75%, 4/15/18	1,055	1,128,850
CCO Holdings, LLC/CCO Capital Corp.
7.875%, 4/30/18	1,425	1,556,813
7.00%, 1/15/19	420	455,700
8.125%, 4/30/20(8)	365	408,800
7.375%, 6/1/20	2,110	2,328,912
Comcast Corp.
6.95%, 8/15/37	595	767,705

Security	Principal Amount* (000’s omitted)		Value
CSC Holdings, LLC, Sr. Notes
6.75%, 11/15/21(8)		2,780	$2,974,600
Mediacom Broadband Corp., Sr. Notes
8.50%, 10/15/15		3,290	3,396,925
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes
9.125%, 8/15/19		785	865,463
Time Warner Cable, Inc.
8.75%, 2/14/19		1,055	1,405,301
UPCB Finance V, Ltd., Sr. Notes
7.25%, 11/15/21(8)		3,055	3,207,750
UPCB Finance VI, Ltd., Sr. Notes
6.875%, 1/15/22(8)		2,025	2,075,625

			$22,963,644

Chemicals and Plastics — 1.8%
Celanese US Holdings, LLC
6.625%, 10/15/18(8)		880	$961,400
5.875%, 6/15/21		940	1,009,325
CF Industries, Inc., Sr. Notes
6.875%, 5/1/18		2,990	3,554,363
7.125%, 5/1/20		2,230	2,720,600
Chemtura Corp.
7.875%, 9/1/18		2,185	2,307,906
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(8)	EUR	1,000	1,259,172
8.375%, 2/15/19(8)		3,700	3,838,750
7.50%, 5/1/20(8)		850	860,625
Kraton Polymers, LLC, Sr. Notes
6.75%, 3/1/19		940	984,650
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19(8)		5,010	5,279,287
5.75%, 4/15/24(8)		4,350	4,676,250
NOVA Chemicals Corp., Sr. Notes
8.375%, 11/1/16		1,960	2,190,300
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(8)		320	339,600
PolyOne Corp., Sr. Notes
7.375%, 9/15/20		585	623,025
Polypore International, Inc.
7.50%, 11/15/17		760	810,350
Scotts Miracle-Gro Co. (The)
7.25%, 1/15/18		785	851,725
Solutia, Inc.
8.75%, 11/1/17		1,725	1,942,781
Taminco Global Chemical Corp.
9.75%, 3/31/20(8)		550	567,875
Vertellus Specialties, Inc., Sr. Notes
9.375%, 10/1/15(8)		1,250	1,034,375

			$35,812,359

Clothing/Textiles — 0.4%
Oxford Industries, Inc., Sr. Notes
11.375%, 7/15/15		3,476	$3,688,940
Phillips-Van Heusen Corp., Sr. Notes
7.75%, 11/15/23		3,740	4,358,035

			$8,046,975

Security	Principal Amount* (000’s omitted)	Value
Conglomerates — 0.4%
Amsted Industries, Inc., Sr. Notes
8.125%, 3/15/18(8)	3,220	$3,421,250
Spectrum Brands, Inc., Sr. Notes
9.50%, 6/15/18(8)	1,090	1,237,150
6.75%, 3/15/20(8)	2,675	2,771,969

		$7,430,369

Containers and Glass Products — 0.8%
Ball Corp.
5.00%, 3/15/22	1,250	$1,301,563
BWAY Holding Co.
10.00%, 6/15/18(8)	620	685,100
Reynolds Group Holdings, Inc., Sr. Notes
7.75%, 10/15/16(8)	395	417,713
7.125%, 4/15/19(8)	2,665	2,804,912
9.00%, 4/15/19(8)	1,020	1,022,550
7.875%, 8/15/19(8)	1,225	1,332,187
9.875%, 8/15/19(8)	1,280	1,329,600
9.875%, 8/15/19(8)	1,740	1,807,425
Sealed Air Corp., Sr. Notes
8.375%, 9/15/21(8)	4,260	4,835,100

		$15,536,150

Diversified Financial Services — 0.4%
Capital One Bank (USA), NA
8.80%, 7/15/19	600	$757,059
Discover Financial Services, Sr. Notes
6.45%, 6/12/17	1,000	1,123,673
FICS Prudential Financial, Inc.
0.00%, 6/1/14	1,661	1,586,021
General Electric Capital Corp.
5.30%, 2/11/21	2,350	2,644,065
General Electric Capital Corp., Sr. Notes
2.95%, 5/9/16	250	258,310
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/27	1,100	1,095,853
Jefferies Group, Inc., Sr. Notes
8.50%, 7/15/19	190	207,100

		$7,672,081

Diversified Manufacturing Operations — 0.1%
Hutchison Whampoa International, Ltd.
6.25%, 1/24/14(8)	500	$535,890
7.45%, 11/24/33(8)	400	561,647
LVMH Moet Hennessy Louis Vuitton SA, Sr. Notes
1.625%, 6/29/17(8)	1,000	1,001,383

		$2,098,920

Drugs — 0.9%
Cardinal Health, Inc., Sr. Notes
4.625%, 12/15/20	1,250	$1,403,985
Endo Health Solutions, Inc.
7.25%, 1/15/22(8)	555	604,256
Endo Pharmaceuticals Holdings, Inc.

Security	Principal Amount* (000’s omitted)	Value
7.00%, 7/15/19(8)	1,260	$1,376,550
7.00%, 12/15/20(8)	1,275	1,388,156
Patheon, Inc., Sr. Notes
8.625%, 4/15/17(8)	1,305	1,278,900
Pharmaceutical Product Development, Inc., Sr. Notes
9.50%, 12/1/19(8)	5,050	5,548,688
Warner Chilcott Co., LLC
7.75%, 9/15/18	5,430	5,850,825

		$17,451,360

Ecological Services and Equipment — 0.2%
Casella Waste Systems, Inc.
7.75%, 2/15/19	960	$950,400
Casella Waste Systems, Inc., Sr. Sub. Notes
11.00%, 7/15/14	845	898,869
Covanta Holding Corp., Sr. Notes
6.375%, 10/1/22	2,085	2,215,606
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(6)(8)	149	126,454

		$4,191,329

Electronics/Electrical — 1.3%
Advanced Micro Devices, Inc., Sr. Notes
8.125%, 12/15/17	1,670	$1,820,300
7.75%, 8/1/20	175	193,375
Agilent Technologies, Inc., Sr. Notes
5.50%, 9/14/15	1,100	1,232,063
Amphenol Corp.
4.00%, 2/1/22	1,000	1,021,500
Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18	700	736,750
6.875%, 1/15/20	890	967,875
Ceridian Corp., Sr. Notes
8.875%, 7/15/19	1,675	1,737,813
Comision Federal de Electricidad
4.875%, 5/26/21(8)	1,100	1,199,000
Dominion Resources, Inc., Sr. Notes
5.15%, 7/15/15	1,155	1,287,548
Duke Energy Corp., Sr. Notes
3.55%, 9/15/21	1,000	1,062,484
Energizer Holdings, Inc.
4.70%, 5/19/21	860	908,833
Entergy Corp., Sr. Notes
3.625%, 9/15/15	1,340	1,378,731
Exelon Corp., Sr. Notes
5.625%, 6/15/35	400	435,439
Florida Power & Light Co.
4.05%, 6/1/42	400	424,200
Lawson Software, Inc., Sr. Notes
9.375%, 4/1/19(8)	1,965	2,107,462
MidAmerican Energy Holdings Co., Sr. Notes
5.75%, 4/1/18	800	950,590
PPL Energy Supply, LLC, Sr. Notes
6.50%, 5/1/18	730	844,990
Seagate HDD Cayman, Sr. Notes
7.00%, 11/1/21	3,340	3,615,550

Security	Principal Amount* (000’s omitted)	Value
South Carolina Electric & Gas Co.
6.05%, 1/15/38	350	$455,862
Southern Power Co., Sr. Notes
4.875%, 7/15/15	700	766,968
5.15%, 9/15/41	300	327,720
Tyco Electronics Group SA
5.95%, 1/15/14	500	533,197
7.125%, 10/1/37	400	544,432

		$24,552,682

Equipment Leasing — 1.2%
Aircastle, Ltd., Sr. Notes
6.75%, 4/15/17	1,175	$1,192,625
7.625%, 4/15/20	585	596,700
Ashtead Capital, Inc., Sr. Notes
6.50%, 7/15/22	1,135	1,154,626
AWAS Aviation Capital, Ltd., Sr. Notes
7.00%, 10/17/16(8)	4,682	4,869,613
International Lease Finance Corp., Sr. Notes
5.875%, 5/1/13	705	724,388
5.65%, 6/1/14	3,650	3,759,500
8.75%, 3/15/17	1,525	1,719,437
6.25%, 5/15/19	1,930	1,966,670
8.25%, 12/15/20	3,275	3,760,961
8.625%, 1/15/22	2,615	3,043,463

		$22,787,983

Financial Intermediaries — 2.6%
Ally Financial, Inc.
5.50%, 2/15/17	5,000	$5,085,890
6.25%, 12/1/17	3,295	3,484,604
8.00%, 11/1/31	4,485	5,281,087
Ally Financial, Inc., Sr. Notes
2.667%, 12/1/14(10)	765	734,395
CIT Group, Inc.
8.50%, 5/22/19	615	760,982
CIT Group, Inc., Sr. Notes
5.25%, 4/1/14(8)	3,360	3,494,400
4.75%, 2/15/15(8)	5,180	5,322,450
5.25%, 3/15/18	1,215	1,256,006
E*Trade Financial Corp., Sr. Notes
12.50%, 11/30/17(5)	3,860	4,443,825
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)	3,105	3,182,625
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15	3,380	4,225,000
8.00%, 12/15/16	4,975	5,898,897
3.00%, 6/12/17	700	697,255
8.125%, 1/15/20	1,530	1,875,598
5.875%, 8/2/21	1,980	2,208,266
General Motors Financial Co., Inc.
6.75%, 6/1/18	1,365	1,494,675
Janus Capital Group, Inc., Sr. Notes
6.70%, 6/15/17	100	107,426

		$49,553,381

Security	Principal Amount* (000’s omitted)	Value
Financial Services — 0.2%
Bear Stearns Co., LLC
7.25%, 2/1/18	1,750	$2,095,614
UBS AG, Sr. Sub. Notes
5.875%, 7/15/16	1,325	1,397,099

		$3,492,713

Food Products — 0.7%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes
15.00%, 5/15/17(8)	2,338	$1,825,281
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes
10.75%, 5/15/16(8)	5,465	5,164,425
Corn Products International, Inc., Sr. Notes
6.625%, 4/15/37	325	400,965
Michael Foods, Inc.
9.75%, 7/15/18	4,360	4,806,900
Ralcorp Holdings, Inc., Sr. Notes
6.625%, 8/15/39	1,440	1,488,312
Tyson Foods, Inc., Sr. Notes
4.50%, 6/15/22	500	517,500

		$14,203,383

Food Service — 0.4%
Aramark Holdings Corp., Sr. Notes
8.625%, 5/1/16(5)(8)	1,030	$1,057,048
NPC International, Inc., Sr. Notes
10.50%, 1/15/20	3,405	3,788,062
Ruby Tuesday, Inc., Sr. Notes
7.625%, 5/15/20(8)	2,915	2,616,213

		$7,461,323

Food/Drug Retailers — 0.1%
Pantry, Inc.
7.75%, 2/15/14	1,040	$1,045,200

		$1,045,200

Forest Products — 0.4%
Boise Paper Holdings, LLC
9.00%, 11/1/17	370	$410,700
8.00%, 4/1/20	605	671,550
Domtar Corp., Sr. Notes
10.75%, 6/1/17	2,995	3,853,837
Sappi Papier Holdings GmbH, Sr. Notes
6.625%, 4/15/21(8)	2,765	2,626,750

		$7,562,837

Health Care — 2.9%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17	3,655	$3,718,962
Alere, Inc., Sr. Notes
7.875%, 2/1/16	3,585	3,692,550
American Renal Holdings, Sr. Notes
8.375%, 5/15/18	600	637,500
AMGH Merger Sub, Inc.
9.25%, 11/1/18(8)	1,845	1,928,025

Security	Principal Amount* (000’s omitted)	Value
Bausch & Lomb, Inc., Sr. Notes
9.875%, 11/1/15	1,875	$1,968,750
Bio-Rad Laboratories, Inc.
8.00%, 9/15/16	800	888,000
Biomet, Inc.
10.375%, 10/15/17(5)	2,290	2,458,887
ConvaTec Healthcare E SA, Sr. Notes
10.50%, 12/15/18(8)	1,835	1,853,350
DJO Finance, LLC
8.75%, 3/15/18(8)	1,045	1,071,125
Emergency Medical Services Corp.
8.125%, 6/1/19	1,255	1,316,181
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(8)	1,640	1,713,800
5.875%, 1/31/22(8)	1,365	1,424,719
Fresenius US Finance II, Inc., Sr. Notes
9.00%, 7/15/15(8)	1,400	1,615,250
HCA Holdings, Inc., Sr. Notes
7.75%, 5/15/21(8)	795	856,613
HCA, Inc.
7.50%, 2/15/22	2,930	3,201,025
HCA, Inc., Sr. Notes
9.875%, 2/15/17	2,330	2,539,700
6.50%, 2/15/20	2,985	3,242,456
Hillenbrand, Inc., Sr. Notes
5.50%, 7/15/20	1,800	1,993,583
Kinetic Concepts, Inc.
10.50%, 11/1/18(8)	2,485	2,621,675
12.50%, 11/1/19(8)	1,900	1,738,500
Laboratory Corp. of America Holdings, Sr. Notes
4.625%, 11/15/20	700	771,296
Multiplan, Inc.
9.875%, 9/1/18(8)	4,060	4,466,000
Physio-Control International, Inc.
9.875%, 1/15/19(8)	1,575	1,685,250
PSS World Medical, Inc.
6.375%, 3/1/22(8)	1,385	1,426,550
Rural/Metro Corp., Sr. Notes
10.125%, 7/15/19(8)	1,105	1,082,900
Stewart Enterprises, Inc.
6.50%, 4/15/19(8)	555	574,425
STHI Holding Corp.
8.00%, 3/15/18(8)	1,375	1,460,938
Teleflex, Inc.
6.875%, 6/1/19	540	576,450
USPI Finance Corp.
9.00%, 4/1/20(8)	1,880	2,002,200
Wyeth, LLC
6.50%, 2/1/34	720	990,952

		$55,517,612

Home Furnishings — 0.2%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20(8)	1,570	$1,621,025

Security	Principal Amount* (000’s omitted)	Value
Monaco SpinCo, Inc.
6.75%, 4/30/20(8)	2,915	$3,089,900

		$4,710,925

Industrial Equipment — 0.5%
CNH Capital, LLC
6.25%, 11/1/16(8)	2,055	$2,209,125
Kennametal, Inc., Sr. Notes
3.875%, 2/15/22	970	1,000,780
Manitowoc Co., Inc. (The)
9.50%, 2/15/18	800	880,000
Terex Corp., Sr. Notes
10.875%, 6/1/16	5,090	5,732,613

		$9,822,518

Insurance — 0.3%
Aflac, Inc., Sr. Notes
3.45%, 8/15/15	690	$734,995
6.45%, 8/15/40	490	570,016
Alliant Holdings I, Inc.
11.00%, 5/1/15(8)	1,600	1,668,000
American International Group, Inc., Sr. Notes
5.60%, 10/18/16	800	871,034
6.25%, 5/1/36	200	232,469
QBE Insurance Group, Ltd., Sr. Notes
9.75%, 3/14/14(8)	1,235	1,344,838
Travelers Cos., Inc., Sr. Notes
6.25%, 6/15/37	400	520,594
USI Holdings Corp., Sr. Notes
4.342%, 11/15/14(8)(10)	905	843,913

		$6,785,859

Leisure Goods/Activities/Movies — 1.3%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	1,145	$1,233,738
AMC Networks, Inc.
7.75%, 7/15/21(8)	1,100	1,218,250
Cinemark USA, Inc.
7.375%, 6/15/21	685	746,650
Hasbro, Inc., Sr. Notes
6.35%, 3/15/40	450	525,240
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)	940	1,043,400
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(8)	2,015	2,060,338
NCL Corp., Ltd., Sr. Notes
11.75%, 11/15/16	3,615	4,166,287
9.50%, 11/15/18(8)	2,790	3,041,100
Regal Cinemas Corp.
8.625%, 7/15/19	220	243,650
Regal Entertainment Group
9.125%, 8/15/18	875	966,875
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	2,205	2,304,225
6.875%, 12/1/13	1,400	1,484,700
11.875%, 7/15/15	530	643,950

Security	Principal Amount* (000’s omitted)	Value
7.25%, 6/15/16	660	$716,100
7.25%, 3/15/18	1,680	1,822,800
Seven Seas Cruises, S. DE R.L., LLC
9.125%, 5/15/19(8)	2,225	2,308,437
Vail Resorts, Inc.
6.50%, 5/1/19(8)	685	722,675

		$25,248,415

Lodging and Casinos — 4.0%
Buffalo Thunder Development Authority
9.375%, 12/15/14(7)(8)	4,300	$1,569,500
Caesars Entertainment Operating Co.
10.00%, 12/15/15	1,190	1,053,150
12.75%, 4/15/18	1,355	1,070,450
Caesars Entertainment Operating Co., Sr. Notes
5.375%, 12/15/13	4,000	3,904,000
5.625%, 6/1/15	8,435	6,979,962
11.25%, 6/1/17	4,615	5,059,194
8.50%, 2/15/20(8)	6,150	6,211,500
Choice Hotels International, Inc., Sr. Notes
5.75%, 7/1/22	560	587,084
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(8)	1,053	1,021,410
MCE Finance, Ltd., Sr. Notes
10.25%, 5/15/18	2,205	2,508,188
MGM Resorts International
6.75%, 9/1/12	7,885	7,944,137
6.75%, 4/1/13	2,110	2,170,663
5.875%, 2/27/14	2,280	2,348,400
7.75%, 3/15/22	4,620	4,781,700
MGM Resorts International, Sr. Notes
10.375%, 5/15/14	1,655	1,874,288
11.125%, 11/15/17	1,715	1,933,663
9.00%, 3/15/20(8)	755	841,825
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(8)	4,830	4,250,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
11.00%, 9/15/18(8)	7,925	5,329,562
Peninsula Gaming, LLC
8.375%, 8/15/15	1,325	1,401,188
10.75%, 8/15/17	3,220	3,686,900
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
8.625%, 4/15/16(8)	740	784,400
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	3,565	3,351,100
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(6)(8)	3,676	2,127,867
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	3,705	4,121,812

		$76,912,343

Nonferrous Metals/Minerals — 2.4%
Barrick International Barbados Corp.
6.35%, 10/15/36(8)	500	$601,990
BHP Billiton Finance USA, Ltd., Sr. Notes
5.25%, 12/15/15	500	570,782

Security	Principal Amount* (000’s omitted)	Value
4.125%, 2/24/42	100	$103,339
CII Carbon, LLC, Sr. Notes
8.00%, 12/1/18(8)	2,805	2,847,075
CONSOL Energy, Inc.
8.00%, 4/1/17(8)	1,785	1,860,862
FMG Resources PTY, Ltd., Sr. Notes
7.00%, 11/1/15(8)	10,245	10,501,125
8.25%, 11/1/19(8)	3,300	3,514,500
Molycorp, Inc., Sr. Notes
10.00%, 6/1/20(8)	4,110	4,089,450
New Gold, Inc., Sr. Notes
7.00%, 4/15/20(8)	950	980,875
Novelis, Inc.
8.375%, 12/15/17	1,565	1,682,375
8.75%, 12/15/20	3,010	3,258,325
Peabody Energy Corp.
6.00%, 11/15/18(8)	4,770	4,770,000
6.25%, 11/15/21(8)	4,090	4,069,550
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes
8.375%, 6/1/20(8)	1,165	1,188,300
Quadra FNX Mining, Ltd., Sr. Notes
7.75%, 6/15/19(8)	3,730	3,916,500
Teck Resources, Ltd., Sr. Notes
4.75%, 1/15/22	600	646,445
Vale, Inc.
6.875%, 11/21/36	300	349,882
Vale, Inc., Sr. Notes
5.70%, 10/15/15	500	545,513

		$45,496,888

Oil and Gas — 5.9%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 5/20/20	2,605	$2,663,612
7.00%, 5/20/22	3,260	3,365,950
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes
6.25%, 8/20/19	1,570	1,585,700
Anadarko Finance Co.
7.50%, 5/1/31	465	587,603
Anadarko Petroleum Corp., Sr. Notes
6.375%, 9/15/17	3,595	4,182,653
Atwood Oceanics, Inc., Sr. Notes
6.50%, 2/1/20	1,305	1,370,250
Basic Energy Services, Inc.
7.75%, 2/15/19(8)	410	395,650
Berry Petroleum Co., Sr. Notes
6.375%, 9/15/22	3,375	3,493,125
Bill Barrett Corp.
9.875%, 7/15/16	505	560,550
7.625%, 10/1/19	1,800	1,809,000
Calfrac Holdings, LP, Sr. Notes
7.50%, 12/1/20(8)	955	916,800
Cameron International Corp., Sr. Notes
7.00%, 7/15/38	700	899,749
CHC Helicopter SA
9.25%, 10/15/20	1,355	1,331,287

Security	Principal Amount* (000’s omitted)	Value
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/19(8)	1,100	$995,500
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes
9.00%, 4/1/15(8)	5,266	5,634,620
Concho Resources, Inc.
6.50%, 1/15/22	685	715,825
Concho Resources, Inc., Sr. Notes
7.00%, 1/15/21	1,800	1,935,000
Continental Resources, Inc.
7.375%, 10/1/20	305	341,600
7.125%, 4/1/21(8)	735	823,200
5.00%, 9/15/22(8)	2,460	2,499,975
Denbury Resources, Inc.
8.25%, 2/15/20	1,674	1,841,400
Denbury Resources, Inc., Sr. Sub. Notes
9.75%, 3/1/16	3,285	3,625,819
Enterprise Products Operating, LLC
5.60%, 10/15/14	235	257,736
6.125%, 10/15/39	500	569,121
Everest Acquisition, LLC/Everest Acquisition Finance, Inc., Sr. Notes
6.875%, 5/1/19(8)	4,180	4,373,325
9.375%, 5/1/20(8)	3,055	3,169,562
Frontier Oil Corp.
6.875%, 11/15/18	610	637,450
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes
8.125%, 11/15/18(8)	4,000	4,050,000
Halcon Resources Corp.
9.75%, 7/15/20(8)	2,230	2,249,512
Harvest Operations Corp.
6.875%, 10/1/17(8)	920	982,100
Holly Corp.
9.875%, 6/15/17	1,435	1,585,675
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/1/20(8)	615	621,150
Kinder Morgan Energy Partners, LP, Sr. Notes
3.50%, 3/1/16	650	688,061
6.95%, 1/15/38	500	593,931
Kodiak Oil & Gas Corp.
8.125%, 12/1/19(8)	3,630	3,743,437
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22(8)	830	865,275
Nabors Industries, Inc.
6.15%, 2/15/18	1,150	1,321,918
Noble Holding International, Ltd., Sr. Notes
6.20%, 8/1/40	700	780,104
Oasis Petroleum, Inc.
6.50%, 11/1/21	955	950,225
Oasis Petroleum, Inc., Sr. Notes
6.875%, 1/15/23	3,030	3,048,937
OGX Austria GmbH
8.50%, 6/1/18(8)	1,920	1,718,400
Oil States International, Inc.
6.50%, 6/1/19(8)	2,685	2,805,825
PBF Holding Co., LLC, Sr. Notes
8.25%, 2/15/20(8)	125	125,313
PetroBakken Energy, Ltd., Sr. Notes
8.625%, 2/1/20(8)	3,060	3,052,350

Security	Principal Amount* (000’s omitted)	Value
Petrobras International Finance Co.
9.125%, 7/2/13	600	$645,000
6.875%, 1/20/40	700	840,678
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	1,870	2,010,250
Precision Drilling Corp.
6.625%, 11/15/20(8)	1,150	1,190,250
Precision Drilling Corp., Sr. Notes
6.50%, 12/15/21	2,390	2,449,750
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	2,895	2,833,481
Range Resources Corp.
6.75%, 8/1/20	1,815	1,978,350
Rockies Express Pipeline, LLC, Sr. Notes
3.90%, 4/15/15(8)	600	580,500
6.85%, 7/15/18(8)	500	492,500
Rosetta Resources, Inc.
9.50%, 4/15/18	1,115	1,220,925
Rowan Cos., Inc., Sr. Notes
7.875%, 8/1/19	1,000	1,209,528
SESI, LLC
6.375%, 5/1/19(8)	3,365	3,541,662
SESI, LLC, Sr. Notes
6.875%, 6/1/14	690	690,863
Shell International Finance BV
5.20%, 3/22/17	335	394,779
SM Energy Co., Sr. Notes
6.50%, 1/1/23(8)	1,745	1,760,269
Southwestern Energy Co., Sr. Notes
7.50%, 2/1/18	4,200	5,046,964
Targa Resources Partners, LP/Targa Resources Partners Finance Corp.
6.375%, 8/1/22(8)	655	656,638
Venoco, Inc.
11.50%, 10/1/17	545	574,975
Venoco, Inc., Sr. Notes
8.875%, 2/15/19	1,745	1,596,675
Weatherford International, Ltd
4.50%, 4/15/22	1,025	1,053,369
WPX Energy, Inc., Sr. Notes
5.25%, 1/15/17(8)	770	783,475
6.00%, 1/15/22(8)	3,405	3,405,000

		$114,720,156

Publishing — 1.6%
Laureate Education, Inc.
11.00%, 8/15/15(8)	8,540	$8,796,200
11.25%, 8/15/15(5)(8)	9,109	9,381,899
12.75%, 8/15/17(8)	11,030	11,746,950
Nielsen Finance, LLC
11.50%, 5/1/16	1,139	1,301,308
Nielsen Finance, LLC, Sr. Notes
11.625%, 2/1/14	105	120,750

		$31,347,107

Security	Principal Amount* (000’s omitted)	Value
Radio and Television — 0.9%
Crown Media Holdings, Inc.
10.50%, 7/15/19	940	$1,019,900
Cumulus Media Holdings, Inc., Sr. Notes
7.75%, 5/1/19	1,345	1,274,387
WMG Acquisition Corp., Sr. Notes
9.50%, 6/15/16(8)	600	657,000
9.50%, 6/15/16	3,660	4,007,700
11.50%, 10/1/18(8)	3,755	4,168,050
XM Satellite Radio Holdings, Inc., Sr. Notes
13.00%, 8/1/14(8)	5,080	5,689,600

		$16,816,637

Rail Industries — 0.2%
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	2,020	$2,055,350
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	1,000	1,123,800
6.125%, 6/15/21	740	817,700

		$3,996,850

Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties, LP, Sr. Notes
3.85%, 2/1/23	1,020	$1,032,637
DDR Corp., Sr. Notes
9.625%, 3/15/16	945	1,149,147
DuPont Fabros Technology, LP
8.50%, 12/15/17	895	988,975
Goodman Funding PTY, Ltd., Sr. Notes
6.375%, 4/15/21(8)	560	584,780

		$3,755,539

Retailers (Except Food and Drug) — 3.6%
Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(8)	3,000	$3,270,000
Amscan Holdings, Inc., Sr. Sub. Notes
8.75%, 5/1/14	14,383	14,473,038
Dollar General Corp., Sr. Notes
4.125%, 7/15/17	1,785	1,818,469
Express, LLC/Express Finance Corp.
8.75%, 3/1/18	6,915	7,502,775
Home Depot, Inc., Sr. Notes
5.875%, 12/16/36	500	643,234
J Crew Group, Inc., Sr. Notes
8.125%, 3/1/19	590	612,125
Kohl’s Corp.
4.00%, 11/1/21	1,000	1,042,128
Limited Brands, Inc.
8.50%, 6/15/19	3,325	3,923,500
6.625%, 4/1/21	6,135	6,733,162
5.625%, 2/15/22	4,210	4,357,350
Macy’s Retail Holdings, Inc.
5.90%, 12/1/16	740	854,145
6.90%, 4/1/29	400	474,702
Michaels Stores, Inc.
11.375%, 11/1/16	1,280	1,366,413
7.75%, 11/1/18	2,695	2,856,700

Security	Principal Amount* (000’s omitted)	Value
PETCO Animal Supplies, Inc.
9.25%, 12/1/18(8)	4,475	$4,911,312
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes
6.875%, 11/15/19(8)	125	136,563
5.75%, 6/1/22	4,750	4,993,437
ServiceMaster Co., Sr. Notes
8.00%, 2/15/20	1,275	1,394,531
Target Corp., Sr. Notes
5.375%, 5/1/17	475	561,131
6.50%, 10/15/37	460	615,627
Toys “R” Us, Inc., Sr. Notes
7.875%, 4/15/13	5,180	5,309,500
7.375%, 9/1/16(8)	1,925	1,915,375

		$69,765,217

Steel — 0.2%
JMC Steel Group, Inc., Sr. Notes
8.25%, 3/15/18(8)	1,895	$1,890,262
RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(6)(7)	4,915	0
SunCoke Energy, Inc.
7.625%, 8/1/19	1,365	1,341,113

		$3,231,375

Surface Transport — 0.2%
CEVA Group PLC, Sr. Notes
11.625%, 10/1/16(8)	1,250	$1,309,375
8.375%, 12/1/17(8)	2,510	2,447,250
Hertz Corp.
7.50%, 10/15/18	25	26,937
Ryder System, Inc.
2.50%, 3/1/17	975	985,274

		$4,768,836

Technology — 0.2%
International Game Technology, Sr. Notes
7.50%, 6/15/19	1,170	$1,396,942
Western Union Co. (The)
6.20%, 11/17/36	1,000	1,069,042
Xerox Corp., Sr. Notes
7.20%, 4/1/16	1,165	1,359,860

		$3,825,844

Telecommunications — 5.3%
America Movil SAB de CV
5.00%, 10/16/19	600	$684,295
American Tower Corp., Sr. Notes
5.05%, 9/1/20	2,240	2,358,350
AT&T, Inc., Sr. Notes
5.80%, 2/15/19	2,150	2,627,455
Avaya, Inc., Sr. Notes
9.75%, 11/1/15	1,860	1,548,450
10.125%, 11/1/15(5)	6,715	5,606,837
7.00%, 4/1/19(8)	1,130	1,053,725

Security	Principal Amount* (000’s omitted)	Value
Cellco Partnership/Verizon Wireless Capital, LLC, Sr. Notes
8.50%, 11/15/18	1,250	$1,713,600
CenturyLink, Inc., Sr. Notes
6.45%, 6/15/21	5,385	5,616,819
Digicel Group, Ltd., Sr. Notes
12.00%, 4/1/14(8)	5,100	5,686,500
8.875%, 1/15/15(8)	1,740	1,766,100
9.125%, 1/15/15(8)	2,970	3,014,550
8.25%, 9/1/17(8)	3,655	3,755,513
Equinix, Inc., Sr. Notes
7.00%, 7/15/21	1,340	1,477,350
GCI, Inc., Sr. Notes
6.75%, 6/1/21	660	641,850
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19	3,235	3,453,363
Intelsat Bermuda, Ltd.
11.25%, 6/15/16	1,897	1,991,850
Intelsat Jackson Holdings, Ltd., Sr. Notes
7.25%, 10/15/20(8)	2,350	2,479,250
Intelsat Luxembourg SA
11.50%, 2/4/17(5)(8)	1,753	1,816,351
11.50%, 2/4/17	4,435	4,595,769
IPCS, Inc.
2.591%, 5/1/13(10)	550	545,875
Motorola Solutions, Inc., Sr. Notes
6.00%, 11/15/17	1,000	1,137,630
News America, Inc.
8.00%, 10/17/16	950	1,168,932
Nextel Communications, Inc.
6.875%, 10/31/13	5,510	5,558,212
5.95%, 3/15/14	8,125	8,175,781
7.375%, 8/1/15	3,140	3,159,625
SBA Telecommunications, Inc.
8.00%, 8/15/16	959	1,026,130
8.25%, 8/15/19	640	704,000
Sprint Nextel Corp.
9.00%, 11/15/18(8)	8,950	10,024,000
Sprint Nextel Corp., Sr. Notes
6.00%, 12/1/16	1,760	1,694,000
9.125%, 3/1/17(8)	1,225	1,289,313
Telefonica Emisiones SAU
5.877%, 7/15/19	600	537,707
Telesat Canada/Telesat, LLC, Sr. Sub. Notes
12.50%, 11/1/17	6,830	7,649,600
Wind Acquisition Finance SA, Sr. Notes
12.25%, 7/15/17(8)	4,226	2,677,154
Windstream Corp.
8.125%, 9/1/18	2,490	2,689,200
7.75%, 10/1/21	675	718,875
7.50%, 6/1/22	1,870	1,935,450

		$102,579,461

Utilities — 1.4%
AES Corp. (The), Sr. Notes
7.375%, 7/1/21(8)	1,365	$1,525,388

Security	Principal Amount* (000’s omitted)	Value
Calpine Construction Finance Co., Sr. Notes
8.00%, 6/1/16(8)	4,275	$4,638,375
DPL, Inc.
6.50%, 10/15/16(8)	2,075	2,251,375
7.25%, 10/15/21(8)	4,210	4,694,150
Duquesne Light Holdings, Inc., Sr. Notes
5.90%, 12/1/21(8)	2,000	2,233,022
Edison Mission Energy, Sr. Notes
7.50%, 6/15/13	1,355	833,325
Exelon Generation Co., LLC, Sr. Notes
5.35%, 1/15/14	1,200	1,271,658
NRG Energy, Inc.
8.25%, 9/1/20	3,910	4,066,400
7.875%, 5/15/21	2,015	2,045,225
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	360	369,000
Southwestern Electric Power Co., Sr. Notes
6.20%, 3/15/40	565	698,207
Texas Competitive Electric Holdings Co., LLC, Sr. Notes
11.50%, 10/1/20(8)	3,580	2,461,250

		$27,087,375

Total Corporate Bonds & Notes (identified cost $952,757,652)		$989,617,928

Foreign Government Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Government of Bermuda, Sr. Note
5.603%, 7/20/20(8)	$1,000	$1,145,883

Total Foreign Government Securities (identified cost $1,118,784)		$1,145,883

Mortgage Pass-Throughs — 27.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(11)	$20,648	$22,164,561
5.50%, with various maturities to 2032(12)	6,592	7,210,169
6.00%, with various maturities to 2031(11)	6,317	6,835,657
6.50%, with various maturities to 2032(11)	35,245	40,197,322
7.00%, with various maturities to 2036(11)	26,000	30,307,707
7.13%, with maturity at 2023	368	432,626
7.50%, with various maturities to 2029	14,859	17,699,725
7.65%, with maturity at 2022	517	593,410
7.70%, with maturity at 2022	42	50,058
8.00%, with various maturities to 2030	9,709	11,456,442
8.25%, with maturity at 2020	301	349,223
8.30%, with maturity at 2020	812	953,197

Security	Principal Amount (000’s omitted)	Value
8.50%, with various maturities to 2031	7,700	$9,418,141
9.00%, with various maturities to 2031	2,284	2,652,208
9.50%, with various maturities to 2025	1,837	2,157,994
10.00%, with maturity at 2020	265	304,345
10.50%, with maturity at 2020	231	270,814
12.00%, with maturity at 2020	180	194,381
13.00%, with maturity at 2015	13	14,640

		$153,262,620

Federal National Mortgage Association:
2.375%, with maturity at 2022(13)	1,870	1,918,157
2.946%, with maturity at 2036(13)	3,594	3,715,361
4.50%, with maturity at 2018	2,649	2,838,564
5.00%, with various maturities to 2018(11)	15,772	16,983,252
5.50%, with various maturities to 2033	10,148	11,219,188
6.00%, with various maturities to 2033	16,971	18,964,046
6.324%, with maturity at 2032(13)	10,838	11,825,357
6.50%, with various maturities to 2036(11)	91,372	104,797,256
6.75%, with maturity at 2023	281	329,785
7.00%, with various maturities to 2036	42,907	50,891,554
7.50%, with various maturities to 2035	16,434	19,859,912
8.00%, with various maturities to 2031	6,323	7,511,642
8.25%, with maturity at 2018	14	15,942
8.252%, with maturity at 2027(14)	1,571	1,922,505
8.454%, with maturity at 2028(14)	600	717,299
8.49%, with maturity at 2029(14)	437	535,173
8.50%, with various maturities to 2030	7,152	8,567,446
8.575%, with maturity at 2024(14)	76	90,016
8.623%, with maturity at 2027(14)	561	681,107
9.00%, with various maturities to 2027	9,533	11,479,595
9.231%, with maturity at 2018(14)	321	361,505
9.50%, with various maturities to 2030	2,617	3,149,338
9.83%, with maturity at 2025(14)	502	577,887
10.00%, with various maturities to 2020	691	796,738
10.266%, with maturity at 2019(14)	367	411,325
10.50%, with maturity at 2021	608	712,518
11.50%, with maturity at 2016	98	106,219

		$280,978,687

Government National Mortgage Association:
6.00%, with maturity at 2024	1,792	2,027,466
6.50%, with various maturities to 2032	15,673	18,102,255
7.00%, with various maturities to 2033	9,933	11,848,438
7.50%, with various maturities to 2032	21,366	25,810,268
8.00%, with various maturities to 2034	13,533	16,381,407
8.30%, with maturity at 2020	475	559,583
8.50%, with various maturities to 2022	817	966,405
9.00%, with various maturities to 2026	4,013	4,843,240
9.50%, with various maturities to 2026	5,668	6,865,537
10.00%, with maturity at 2019	303	355,307

		$87,759,906

Total Mortgage Pass-Throughs (identified cost $491,898,491)		$522,001,213

Collateralized Mortgage Obligations — 5.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$1,109	$1,217,502
Series 1497, Class K, 7.00%, 4/15/23	1,154	1,225,302
Series 1529, Class Z, 7.00%, 6/15/23	1,864	1,979,817
Series 1620, Class Z, 6.00%, 11/15/23	1,594	1,728,303
Series 1677, Class Z, 7.50%, 7/15/23	964	1,120,358
Series 1702, Class PZ, 6.50%, 3/15/24	12,913	13,913,200
Series 2113, Class QG, 6.00%, 1/15/29	2,896	3,151,953
Series 2122, Class K, 6.00%, 2/15/29	457	496,266
Series 2130, Class K, 6.00%, 3/15/29	310	339,839
Series 2167, Class BZ, 7.00%, 6/15/29	296	315,223
Series 2182, Class ZB, 8.00%, 9/15/29	2,547	2,925,194
Series 2198, Class ZA, 8.50%, 11/15/29	3,575	3,868,116
Series 2245, Class A, 8.00%, 8/15/27	8,313	9,630,697
Series 2458, Class ZB, 7.00%, 6/15/32	2,961	3,393,976

		$45,305,746

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	266	294,432
Series G92-44, Class ZQ, 8.00%, 7/25/22	433	476,947
Series G92-46, Class Z, 7.00%, 8/25/22	740	837,953
Series G92-60, Class Z, 7.00%, 10/25/22	1,215	1,361,860
Series G93-35, Class ZQ, 6.50%, 11/25/23	13,936	15,801,398
Series G93-40, Class H, 6.40%, 12/25/23	3,150	3,569,667
Series 1988-14, Class I, 9.20%, 6/25/18	198	222,939
Series 1989-1, Class D, 10.30%, 1/25/19	176	194,886
Series 1989-34, Class Y, 9.85%, 7/25/19	352	412,416
Series 1990-17, Class G, 9.00%, 2/25/20	241	278,360
Series 1990-27, Class Z, 9.00%, 3/25/20	128	147,801
Series 1990-29, Class J, 9.00%, 3/25/20	135	155,865
Series 1990-43, Class Z, 9.50%, 4/25/20	613	718,305
Series 1991-98, Class J, 8.00%, 8/25/21	214	245,508
Series 1992-77, Class ZA, 8.00%, 5/25/22	1,458	1,698,865
Series 1992-103, Class Z, 7.50%, 6/25/22	100	115,300
Series 1992-113, Class Z, 7.50%, 7/25/22	185	213,134
Series 1992-185, Class ZB, 7.00%, 10/25/22	379	431,063
Series 1993-16, Class Z, 7.50%, 2/25/23	937	1,083,052
Series 1993-22, Class PM, 7.40%, 2/25/23	728	842,871
Series 1993-25, Class J, 7.50%, 3/25/23	1,168	1,352,151
Series 1993-30, Class PZ, 7.50%, 3/25/23	2,067	2,398,658
Series 1993-42, Class ZQ, 6.75%, 4/25/23	2,508	2,817,278
Series 1993-56, Class PZ, 7.00%, 5/25/23	421	477,593
Series 1993-156, Class ZB, 7.00%, 9/25/23	478	540,106
Series 1994-45, Class Z, 6.50%, 2/25/24	3,431	3,846,391
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,903	2,252,215
Series 1996-57, Class Z, 7.00%, 12/25/26	1,997	2,296,790
Series 1997-77, Class Z, 7.00%, 11/18/27	904	1,034,238
Series 1998-44, Class ZA, 6.50%, 7/20/28	830	958,930
Series 1999-45, Class ZG, 6.50%, 9/25/29	338	386,427
Series 2000-22, Class PN, 6.00%, 7/25/30	2,598	2,912,444

Security	Principal Amount (000’s omitted)	Value
Series 2001-37, Class GA, 8.00%, 7/25/16	351	$377,248
Series 2002-1, Class G, 7.00%, 7/25/23	644	728,647
Series 2002-21, Class PE, 6.50%, 4/25/32	2,773	3,138,237

		$54,619,975

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	3,053	3,306,356
Series 2005-72, Class E, 12.00%, 11/16/15	161	174,002

		$3,480,358

Total Collateralized Mortgage Obligations (identified cost $97,247,350)		$103,406,079

Commercial Mortgage-Backed Securities — 9.4%

Security	Principal Amount (000’s omitted)	Value
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$22,300	$23,305,005
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	820	870,112
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(14)	2,000	2,038,724
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	1,250	1,306,363
BSCMS, Series 2004-PWR4, Class A2, 5.286%, 6/11/41(14)	2,905	2,991,435
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(14)	3,352	3,757,787
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(14)	2,361	2,577,004
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(14)	1,469	1,495,438
CGCMT, Series 2004-C1, Class A4, 5.534%, 4/15/40(14)	12,215	13,046,469
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	22,540	23,504,565
COMM, Series 2012-LC4, Class C, 5.825%, 12/10/44	500	498,405
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	2,974	3,019,357
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	710	714,179
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36	3,270	3,350,931
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(14)	12,311	12,870,225
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(14)	1,577	1,686,434
ESAT, Series 2010-ESHA, Class B, 4.221%, 11/5/27(8)	3,220	3,259,817
ESAT, Series 2010-ESHA, Class C, 4.86%, 11/5/27(8)	670	679,191
FMBT, Series 2012-FBLU, Class A, 2.887%, 5/5/27(8)	1,600	1,637,273
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,052	1,065,994
GMACC, Series 2002-C3, Class A2, 4.93%, 7/10/39	1,081	1,089,676
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	750	800,197
GSMS, Series 2003-C1, Class A3, 4.608%, 1/10/40	5,326	5,378,830
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38	3,365	3,609,467
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	293	293,420
JPMCC, Series 2004-CBX, Class A5, 4.654%, 1/12/37	500	502,283
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	3,894	4,000,910
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(14)	3,000	3,275,363
JPMCC, Series 2005-LDP5, Class A3, 5.391%, 12/15/44(14)	27,214	28,772,355
JPMCC, Series 2005-LDP5, Class AJ, 5.483%, 12/15/44(14)	1,000	1,011,352
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(8)	2,000	2,138,348
JPMCC, Series 2012-CBX, Class A2, 1.81%, 6/16/45	4,500	4,554,315
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/16/45	1,000	1,021,445
LB-UBS, Series 2003-C1, Class A4, 4.394%, 3/15/32	1,350	1,372,065
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(14)	5,000	5,181,445
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(14)	3,775	3,947,219

Security	Principal Amount (000’s omitted)	Value
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41	3,000	$3,216,315
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(14)	2,315	2,313,768
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(14)	660	701,972
RBSCF, Series 2010-MB1, Class C, 4.832%, 4/15/24(8)(14)	500	516,882
RIAL, Series 2012-LT1A, Class A, 4.75%, 2/15/25(8)	576	577,644
WBCMT, Series 2003-C6, Class F, 5.125%, 8/15/35(8)(14)	965	982,841
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41	1,185	1,261,667
WBCMT, Series 2004-C12, Class A4, 5.494%, 7/15/41(14)	250	267,213
WF-RBS, Series 2012-C6, Class B, 4.697%, 4/15/45	1,200	1,258,469

Total Commercial Mortgage-Backed Securities (identified cost $177,505,337)		$181,720,169

Asset-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.968%, 12/15/20(10)	$328	$281,167
Avalon Capital Ltd. 3, Series 1A, Class D, 2.417%, 2/24/19(8)(10)	589	463,613
Babson Ltd., Series 2005-1A, Class C1, 2.417%, 4/15/19(8)(10)	753	547,389
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.917%, 8/11/16(8)(10)	1,000	887,154
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.968%, 3/8/17(10)	985	846,244
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.216%, 7/17/19(10)	500	382,312
Comstock Funding Ltd., Series 2006-1A, Class D, 4.717%, 5/30/20(8)(10)	1,844	1,372,499

Total Asset-Backed Securities (identified cost $5,620,610)		$4,780,378

U.S. Government Agency Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$3,975	$4,704,659
5.25%, 12/9/22	9,000	11,531,403
5.375%, 5/15/19	6,585	8,251,308
5.375%, 8/15/24	5,740	7,432,175

Total U.S. Government Agency Obligations (identified cost $29,695,778)		$31,919,545

Common Stocks — 1.1%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(15)(16)	25,372	$907,049

		$907,049

Building and Development — 0.3%
Panolam Holdings Co.(6)(15)(17)	3,677	$5,993,878
United Subcontractors, Inc.(6)(15)(16)	1,231	50,030

		$6,043,908

Security	Shares	Value
Containers and Glass Products — 0.2%
Anchor Glass Container Corp.(6)(15)	142,857	$4,099,996

		$4,099,996

Diversified Manufacturing — 0.0%(3)
MEGA Brands, Inc.(15)	14,905	$90,788

		$90,788

Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc.(6)(15)(17)	2,484	$226,044

		$226,044

Financial Intermediaries — 0.0%(3)
RTS Investor Corp.(6)(15)(16)	357	$34,113

		$34,113

Food Service — 0.0%
Buffets, Inc.(6)(15)(16)	30,225	$0

		$0

Home Furnishings — 0.0%(3)
Oreck Corp.(6)(15)(16)	9,399	$539,502
Sanitec Europe Oy B Units(6)(15)(16)	26,249	174,395
Sanitec Europe Oy E Units(6)(15)(16)	25,787	0

		$713,897

Leisure Goods/Activities/Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(15)(16)	72,419	$1,828,580

		$1,828,580

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(15)(16)	46,819	$522,816
Greektown Superholdings, Inc.(15)	828	42,228
Tropicana Entertainment, Inc.(6)(15)(16)	17,051	238,714

		$803,758

Nonferrous Metals/Minerals — 0.0%(3)
Euramax International, Inc.(15)(16)	1,636	$458,108

		$458,108

Oil and Gas — 0.0%(3)
SemGroup Corp.(15)	15,874	$506,857

		$506,857

Publishing — 0.2%
Ion Media Networks, Inc.(6)(15)(16)	5,187	$3,829,821
MediaNews Group, Inc.(6)(15)(16)	14,016	300,918
Source Interlink Companies, Inc.(6)(15)(16)	2,862	16,800
Star Tribune Media Holdings Co.(15)(16)	1,315	36,491
SuperMedia, Inc.(15)(16)	9,296	23,240

		$4,207,270

Security	Shares	Value
Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(15)(16)	632	$1,919,700

		$1,919,700

Total Common Stocks (identified cost $9,466,315)		$21,840,068

Preferred Stocks — 0.1%

Security	Shares	Value
Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc., Series A(6)(15)(17)	569	$35,847

		$35,847

Financial Intermediaries — 0.0%(3)
GMAC Capital Trust I, 8.125%	20,465	$492,183

		$492,183

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., 4.50%, Convertible	6,331	$508,063

		$508,063

Total Preferred Stocks (identified cost $1,151,355)		$1,036,093

Warrants — 0.0%(3)

Security	Shares	Value
Chemicals and Plastics — 0.0%
Foamex, Series A, Expires 12/31/13(6)(15)(16)	663	$0
Foamex, Series B, Expires 12/31/15(6)(15)(16)	663	0

		$0

Food Products — 0.0%(3)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(15)	1,745	$78,525

		$78,525

Oil and Gas — 0.0%(3)
SemGroup Corp., Expires 11/30/14(15)	16,708	$151,207

		$151,207

Publishing — 0.0%(3)
Reader’s Digest Association, Inc. (The), Expires 2/19/14(6)(15)(16)	23,833	$0
Star Tribune Media Holding, Expires 9/28/13(15)(16)	935	25,946

		$25,946

Radio and Television — 0.0%(3)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(15)(16)	4	$12,150

		$12,150

Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(6)(15)(16)	10,360	$0

Security	Shares	Value
Oriental Trading Co., Inc., Expires 2/11/16(6)(15)(16)	11,366	$0

		$0

Total Warrants (identified cost $7,041)		$267,828

Miscellaneous — 0.0%(3)

Security	Shares	Value
Business Equipment and Services — 0.0%(3)
NCS Acquisition Corp., Escrow Certificate(6)(15)	5,250,000	$72,345

		$72,345

Cable and Satellite Television — 0.0%(3)
Adelphia Recovery Trust(6)(15)	2,786,444	$0
Adelphia, Inc., Escrow Certificate(15)	300,000	2,625
Adelphia, Inc., Escrow Certificate(15)	2,500,000	21,875

		$24,500

Health Care — 0.0%(3)
US Oncology, Inc., Escrow Certificate(15)	1,815,000	$36,300

		$36,300

Oil and Gas — 0.0%(3)
SemGroup Corp., Escrow Certificate(15)	6,135,000	$276,075

		$276,075

Total Miscellaneous (identified cost $2,777,647)		$409,220

Interest Rate Swaptions — 0.2%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Citibank NA	2/28/17	$52,500	$1,624,875
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Credit Suisse International	2/28/17
			52,500	1,624,875

Total Interest Rate Swaptions (identified cost $5,071,500)				$3,249,750

Short-Term Investments — 1.2%

U.S. Treasury Obligations — 0.0%(3)
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 7/26/12	$300,000	$299,992

Total U.S. Treasury Obligations (identified cost $299,984)		$299,992

Description	Interest/ Principal Amount (000’s omitted)	Value
Other — 1.2%
Eaton Vance Cash Reserves Fund, LLC, 0.10%(18)	$14,936	$14,936,371
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/2/12	8,280	8,279,554

Total Other (identified cost $23,215,925)		$23,215,925

Total Short-Term Investments (identified cost $23,515,909)		$23,515,917

Total Investments — 141.6% (identified cost $2,662,615,560)		$2,739,323,062

Less Unfunded Loan Commitments — (0.1)%		$(1,721,241)

Net Investments — 141.5% (identified cost $2,660,894,319)		$2,737,601,821

Other Assets, Less Liabilities — (27.7)%		$(536,831,367)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.8)%		$(266,628,544)

Net Assets Applicable to Common Shares — 100.0%		$1,934,141,910

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

ESAT	-	Extended Stay America Trust

FMBT	-	Fontainebleau Miami Beach Trust

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

RBSCF	-	Royal Bank of Scotland Commercial Funding

RIAL	-	Rialto Real Estate Fund LP

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after June 30, 2012, at which time the interest rate will be determined.

(3)	Amount is less than 0.05%.

(4)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrued status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2012, the aggregate value of these securities is $436,097,175 or 22.5% of the Fund’s net assets applicable to common shares.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2012.

(11)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(12)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(13)	Adjustable rate mortgage security. Rate shown is the rate at June 30, 2012.

(14)	Weighted average fixed-rate coupon that changes/updates monthly.

(15)	Non-income producing security.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Restricted security.

(18)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2012 was $5,393.

A summary of open financial instruments at June 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
7/31/12	British Pound Sterling 4,241,737	United States Dollar 6,864,615	HSBC Bank USA	$221,874
8/31/12	British Pound Sterling 3,730,546	United States Dollar 5,830,414	JPMorgan Chase Bank	(11,280)
8/31/12	Euro 32,222,952	United States Dollar 40,245,178	Citibank NA	(555,054)
9/28/12	British Pound Sterling 1,665,902	United States Dollar 2,590,761	Goldman Sachs International	(17,695)

				$(362,155)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/12	150 U.S. 2-Year Treasury Note	Short	$(33,039,844)	$(33,028,125)	$11,719
9/12	200 U.S. 5-Year Treasury Note	Short	(24,750,000)	(24,793,750)	(43,750)
9/12	225 U.S. 10-Year Treasury Note	Short	(29,896,875)	(30,009,375)	(112,500)
9/12	30 U.S. 30-Year Treasury Bond	Short	(4,457,813)	(4,439,063)	18,750

					$(125,781)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$221,874		$(584,029)
Interest Rate	Financial Futures Contracts	30,469	*	(156,250)*

Total		$252,343		$(740,279)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of June 30, 2012 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Principal Amount Including Accrued Interest
Bank of America	6/22/12	7/23/12	0.42%	$57,158,000	$57,164,002

At June 30, 2012, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreements was $59,172,465.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,686,848,834

Gross unrealized appreciation	$103,715,052
Gross unrealized depreciation	(52,962,065)

Net unrealized appreciation	$50,752,987

Restricted Securities

At June 30, 2012, the Fund owned the following securities (representing 0.3% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$226,044
Panolam Holding Co.	12/30/09	3,677	2,020,511	5,993,878

Total Common Stocks			$2,020,511	$6,219,922

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,847

Total Preferred Stocks			$9,958	$35,847

Total Restricted Securities			$2,030,469	$6,255,769

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$848,104,170	$4,587,580	$852,691,750
Corporate Bonds & Notes	—	987,363,607	2,254,321	989,617,928
Foreign Government Securities	—	1,145,883	—	1,145,883
Mortgage Pass-Throughs	—	522,001,213	—	522,001,213
Collateralized Mortgage Obligations	—	103,406,079	—	103,406,079
Commercial Mortgage-Backed Securities	—	181,720,169	—	181,720,169
Asset-Backed Securities	—	4,780,378	—	4,780,378
U.S. Government Agency Obligations	—	31,919,545	—	31,919,545
Common Stocks	620,885	5,714,972	15,504,211	21,840,068
Preferred Stocks	1,000,246	—	35,847	1,036,093
Warrants	—	267,828	0	267,828
Miscellaneous	—	336,875	72,345	409,220
Interest Rate Swaptions	—	3,249,750	—	3,249,750
Short-Term Investments	—	23,515,917	—	23,515,917
Total Investments	$1,621,131	$2,713,526,386	$22,454,304	$2,737,601,821
Forward Foreign Currency Exchange Contracts	$—	$221,874	$—	$221,874
Futures Contracts	30,469	—	—	30,469
Total	$1,651,600	$2,713,748,260	$22,454,304	$2,737,854,164

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(584,029)	$—	$(584,029)
Futures Contracts	(156,250)	—	—	(156,250)
Total	$(156,250)	$(584,029)	$—	$(740,279)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Interests	Investments in Corporate Bonds & Notes	Investments in Common Stocks	Investments in Preferred Stocks, Warrants and Miscellaneous	Total
Balance as of March 31, 2012	$2,673,650	$2,245,132	$24,160,762	$397,835	$29,477,379
Realized gains (losses)	—	—	8,132,611	—	8,132,611
Change in net unrealized appreciation (depreciation)	(49,392)	9,636	(6,316,518)	(289,643)	(6,645,937)
Cost of purchases(1)	—	—	—	—	—
Proceeds from sales(1)	—	—	(9,705,581)	—	(9,705,581)
Accrued discount (premium)	62,800	(447)	—	—	62,373
Transfers to Level 3*	1,900,522	—	—	—	1,900,522
Transfers from Level 3*	—	—	(767,063)	—	(767,063)

Balance as of June 30, 2012	$4,587,580	$2,254,321	$15,504,211	$108,192	$22,454,304

Change in net unrealized appreciation (depreciation) on investments still held as of June 30, 2012	$(49,392)	$9,636	$1,914,277	$(289,643)	$1,584,858

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 27, 2012